Taxation (PRC Corporate Income Tax) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
State Administration of Taxation, China [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%
Description of tax exemption and tax reduction rate	Software Enterprise is entitled to an income tax exemption for two years beginning with its first profitable year and a 50% reduction to a rate of 12.5% for the subsequent three years.
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
Preferential income tax rate period (years)	3 years
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Video Tianjin [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sohu Internet [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Guangzhou Qianjun [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sohu New Momentum [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Sohu Media [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Gamease [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | AmazGame [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Gamespace [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%
State Administration of Taxation, China [Member] | High and New Technology Enterprises [Member] | Changyou Chuangxiang [Member]
Income Tax and Tax Rate [Line Items]
Preferential income tax rate	15.00%